BUSINESS AND ORGANIZATION (Details) $ / shares in Units, $ in Thousands				1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 12, 2025 USD ($) $ / shares shares	Aug. 29, 2025	Mar. 18, 2024 corporation shares	Mar. 31, 2024 USD ($) $ / shares	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares
Class of Stock [Line Items]
Number of outstanding shares converted Into common stock of acquiree (in shares)			1
Number of affiliated corporations under common control | corporation			2
Number of corporations owned directly or indirectly | corporation			2
Conversion rate		0.2
Proceeds from issuance of common stock in connection with initial public offering, net of underwriting discounts and commissions | $							$ 663,443	$ 0
Stock issuance costs | $									$ 1,517	$ 0
Common stock, shares authorized (in shares)									240,820,153	197,100,000
Common stock, par value per share (in USD per share) | $ / shares				$ 0.0001					$ 0.00001	$ 0.00001
Preferred stock, shares authorized (in shares)									115,983,447	106,615,302
Preferred stock, par value (in dollars per share) | $ / shares									$ 0.00001	$ 0.00001
Stock-based compensation expense | $					$ 19,928	$ 7,104	30,593	$ 38,545	$ 45,310	$ 13,450,000
Service and Performance-Based RSUs
Class of Stock [Line Items]
Stock-based compensation expense | $					$ 11,000		$ 11,000
Common Class A
Class of Stock [Line Items]
Convertible preferred stock, shares issued (in shares)	113,910,905
Common stock, shares authorized (in shares)					1,000,000,000		1,000,000,000		0
Common stock, par value per share (in USD per share) | $ / shares					$ 0.0001		$ 0.0001
Number of shares vested (in shares)					1,599,216
Common Class A | IPO
Class of Stock [Line Items]
Number of shares issued (in shares)	36,225,000
Offering price per share (in dollars per share) | $ / shares	$ 25.00
Proceeds from issuance of common stock in connection with initial public offering, net of underwriting discounts and commissions | $	$ 663,400
Stock issuance costs | $	$ 8,800
Common Class A | IPO-Shareholders
Class of Stock [Line Items]
Number of shares issued (in shares)	7,993,395
Common Class A | IPO-Over Allotment Option
Class of Stock [Line Items]
Number of shares issued (in shares)	4,725,000
Series E
Class of Stock [Line Items]
Conversion of stock, shares converted (in shares)	2,010,410
Common Class B
Class of Stock [Line Items]
Conversion of stock, shares converted (in shares)	1,500,000
Common stock, shares authorized (in shares)					200,000,000		200,000,000		0
Common stock, par value per share (in USD per share) | $ / shares					$ 0.0001		$ 0.0001
Common Class B | Controlling Party
Class of Stock [Line Items]
Convertible preferred stock, shares issued (in shares)	39,393,047
Blockchain Common Stock
Class of Stock [Line Items]
Common stock, shares authorized (in shares)					500,000,000		500,000,000		0
Common stock, par value per share (in USD per share) | $ / shares					$ 0.0001		$ 0.0001
Convertible Preferred Stock
Class of Stock [Line Items]
Stock issuance costs | $				$ 1,500
Preferred stock, shares authorized (in shares)					100,000,000		100,000,000
Preferred stock, par value (in dollars per share) | $ / shares					$ 0.0001		$ 0.0001
Figure Technologies, Inc.
Class of Stock [Line Items]
Merger, ownership interest acquired percentage			100.00%
Figure Technologies, Inc. | Third-party shareholders
Class of Stock [Line Items]
Noncontrolling owner, interest percentage			74.10%
Figure Technologies, Inc. | Related parties holders of FTI stock
Class of Stock [Line Items]
Noncontrolling owner, interest percentage			25.90%